Organization and Basis of Presentation, Acquisition and Merger Agreement (Details) - Alaska Logistics Assets [Domain] $ in Millions	3 Months Ended
Mar. 31, 2016 USD ($)
Acquisition
Business Combination, Consideration Transferred	$ 444
Phase One [Member]
Acquisition
Business Combination, Consideration Transferred	266
Payments to Acquire Businesses, Gross	240
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned	26
Phase Two [Member]
Acquisition
Business Combination, Consideration Transferred	178
Payments to Acquire Businesses, Gross	160
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned	$ 18